Ability to Continue As a Going Concern (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Ability To Continue As Going Concern (Textual)
Oil and gas properties		$ 12,200,000
Working capital deficit	12,475,198	1,240,656
Expenses related from oil and gas properties	$ 40,000,000	$ 40,000,000